UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Commerce Capital Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                                    COMMERCE CAPITAL
JULY 31, 2004 (UNAUDITED)                                  TREASURY OBLIGATIONS
                                                           MONEY MARKET FUND
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U.S. TREASURY OBLIGATIONS -- 68.8%
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                                                         FACE       MARKET
                                                        AMOUNT       VALUE
                                                      ---------   -----------
    U.S. Treasury Bills (A)
       0.965%, 08/05/04                           $ 30,000,000  $ 29,996,795
       1.037%, 08/12/04                             30,000,000    29,990,513
       1.006%, 08/19/04                             30,000,000    29,984,975
       1.039%, 08/26/04                             30,000,000    29,978,438
       1.001%, 09/02/04                             30,000,000    29,973,422
       1.091%, 09/09/04                             30,000,000    29,964,683
       1.073%, 09/16/04                             30,000,000    29,959,047
       0.975%, 09/23/04                             20,000,000    19,971,439
       1.015%, 09/30/04                             20,000,000    19,966,333
       1.376%, 10/28/04                             30,000,000    29,899,533
       1.422%, 11/12/04                             20,000,000    19,919,031
       1.670%, 01/13/05                             30,000,000    29,772,208
       1.669%, 01/20/05                             30,000,000    29,762,783
       1.745%, 01/27/05                             20,000,000    19,827,961
                                                                 ------------
    TOTAL  U.S. TREASURY OBLIGATIONS
       (Cost $378,967,161)                                       378,967,161
                                                                 ------------
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REPURCHASE AGREEMENTS -- 31.3%
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    ABN-AMRO, 1.300%, dated 07/30/04, to be
       repurchased on 08/02/04, repurchase price
       $18,928,439 (collateralized by various
       U.S. Treasury Bills, total market value
       $19,305,689)                                 18,926,389    18,926,389
    Credit Suisse First Boston, 1.300%, dated
       07/30/04, to be repurchased on 08/02/04,
       repurchase price $20,221,114
       (collateralized by U.S. Treasury Bills,
       total market value $20,623,980)              20,218,923    20,218,923
    JP Morgan, 1.100%, dated 07/30/04, to be
       repurchased on 08/02/04, repurchase price
       $10,009,471 (collateralized by U.S.
       Treasury Bills, total market value
       $10,211,294)                                 10,008,553    10,008,553
    Morgan Stanley, 1.200%, dated 07/30/04, to be
       repurchased on 08/02/04, repurchase price
       $7,081,075 (collateralized by U.S.
       Treasury Bills, total market value
       $7,222,146)                                   7,080,367     7,080,367
    UBS Warburg, 1.300%, dated 07/30/04, to be
       repurchased on 08/02/04, repurchase price
       $115,789,718 (collateralized by various
       U.S. Treasury Bills, total market value
       $118,096,603)                               115,777,175   115,777,175
                                                                 ------------
    TOTAL REPURCHASE AGREEMENTS
       (Cost $172,011,407)                                       172,011,407
                                                                 ------------




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                                    COMMERCE CAPITAL
JULY 31, 2004 (UNAUDITED)                                  TREASURY OBLIGATIONS
                                                           MONEY MARKET FUND
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                                                                    MARKET
                                                                     VALUE
                                                                  -----------

    TOTAL INVESTMENTS -- 100.1%
       (Cost $550,978,568)                                      $550,978,568
                                                                 ------------

    OTHER ASSETS AND LIABILITIES -- (0.1)%                          (385,053)
                                                                 ------------

    TOTAL NET ASSETS -- 100.0%                                  $550,593,515
                                                                 ============

     (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ----------------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ----------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ----------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.